Income Taxes - Income Tax Provision for Continuing Operations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current- United States						$ (257,552)	$ (34,726)	$ (56,574)
Current- Non-United States						23,474	14,011	18,348
Deferred- United States						(57,514)	(5,307)	(67,371)
Deferred- Non-United States						31,189	(12,518)	(1,044)
Total	$ 3,423	$ 2,275	$ 25,271	$ (6,631)	$ (238,944)	$ (260,403)	$ (38,540)	$ (106,641)